Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2018
Non-current assets held for sale (Tables) [Abstract]
Non-current assets held for sale

31.   Non-current assets held for sale

	R$ thousand
	On December 31
	2018	2017
Assets not for own use
Real estate	1,120,434	1,250,380
Vehicles and similar	231,105	262,774
Machinery and equipment	585	2,037
Other	1,206	5,782
Total	1,353,330	1,520,973